Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	$ 58,827	$ 75,710	$ 64,923	$ 94,907
Derivative assets	5,531	4,226
Advances to equity accounted investments	9,930	9,930
Long-term debt, including current portion	(807,078)	(952,302)
Obligations related to capital leases, including current portion	(296,710)	(148,908)
Carrying Amount Asset / (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	5,531	4,226
Carrying Amount Asset / (Liability) | Advances to equity accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	9,930	9,930
Carrying Amount Asset / (Liability) | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	5,531	4,226
Carrying Amount Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(807,078)	(952,302)
Obligations related to capital leases, including current portion	(296,710)	(148,908)
Carrying Amount Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	58,827	75,710
Carrying Amount Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	8,504	5,242
Carrying Amount Asset / (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	102	0
Fair Value Asset / (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(793,851)	(946,105)
Obligations related to capital leases, including current portion	(290,849)	(147,401)
Fair Value Asset / (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	58,827	75,710
Fair Value Asset / (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	8,504	5,242
Fair Value Asset / (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	$ 102	$ 0